Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2013	$ (331,490)	$ 487,273	$ (816,802)	$ (1,961)
Beginning Balance, Shares at Dec. 31, 2013		152,991,000
Stock options exercised	770	$ 770
Stock options exercised, Shares		43,000
Employee stock plan grants	700	$ 700		0
Employee stock plan grants, Shares		298,000
Shares re-issued from treasury		$ (770)	(1,450)	2,220
Shares repurchased	(6,472)			(6,472)
Shares repurchased, Shares		(332,000)
Net share settlements	(2,639)		(2,639)
Net share settlements, Shares		(104,000)
Fair value of employee stock plan grants	7,940	$ 7,940
Comprehensive earnings:
Net income (loss)	542,851		542,851
Ending Balance at Dec. 31, 2014	211,660	$ 495,913	(278,040)	(6,213)
Ending Balance, Shares at Dec. 31, 2014		152,896,000
Employee stock plan grants	700	$ 700
Employee stock plan grants, Shares		526,000
Shares re-issued from treasury		$ 0	(6,037)	6,037
Net share settlements	(2,514)		(2,514)
Net share settlements, Shares		(166,000)
Fair value of employee stock plan grants	5,437	$ 5,437
Comprehensive earnings:
Net income (loss)	(3,207,220)		(3,207,220)
Ending Balance at Dec. 31, 2015	(2,991,937)	$ 502,050	(3,493,811)	(176)
Ending Balance, Shares at Dec. 31, 2015		153,256,000
Employee stock plan grants	0	$ 0
Employee stock plan grants, Shares		279,000
Shares re-issued from treasury		$ 0	(127)	127
Net share settlements	(379)		(379)
Net share settlements, Shares		(117,000)
Fair value of employee stock plan grants	8,014	$ 8,014
Comprehensive earnings:
Net income (loss)	56,151		56,151
Ending Balance at Dec. 31, 2016	$ (2,928,151)	$ 510,064	$ (3,438,166)	$ (49)
Ending Balance, Shares at Dec. 31, 2016		153,418,000